Quarterly Holdings Report
for
Fidelity® Growth Company Fund
February 28, 2023
GCF-NPRT1-0423
1.797941.119
Common Stocks - 97.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.0%
Entertainment - 0.7%
Netflix, Inc. (a)	819,636	264,029
Roku, Inc. Class A (a)(b)	417,765	27,025
The Walt Disney Co. (a)	143,226	14,267
		305,321
Interactive Media & Services - 6.7%
Alphabet, Inc.:
Class A (a)	19,471,143	1,753,571
Class C (a)	9,768,592	882,104
Epic Games, Inc. (a)(c)(d)	51,800	38,641
Meta Platforms, Inc. Class A (a)	515,723	90,221
Snap, Inc. Class A (a)	959,098	9,735
		2,774,272
Media - 0.0%
The Trade Desk, Inc. (a)	54,312	3,039
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	1,637,617	232,836
TOTAL COMMUNICATION SERVICES		3,315,468
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 0.0%
Mobileye Global, Inc. (b)	312,350	12,341
Automobiles - 2.0%
Neutron Holdings, Inc. (a)(c)(d)	1,546,251	40
Rad Power Bikes, Inc. (a)(c)(d)	1,182,568	4,529
Rivian Automotive, Inc. (a)(b)	6,138,445	118,472
Tesla, Inc. (a)	3,537,360	727,670
		850,711
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (a)	297,375	36,660
Booking Holdings, Inc. (a)	89,574	226,085
Chipotle Mexican Grill, Inc. (a)	36,835	54,924
Dutch Bros, Inc. (a)(b)	130,083	4,338
Expedia, Inc. (a)	184,156	20,067
Marriott International, Inc. Class A	343,689	58,166
McDonald's Corp.	2,793	737
Penn Entertainment, Inc. (a)	1,983,016	60,541
Shake Shack, Inc. Class A (a)	64,249	3,584
Sonder Holdings, Inc. (a)(b)	5,662,773	5,833
Sonder Holdings, Inc.:
rights (a)(d)	53,749	17
rights (a)(d)	53,749	14
rights (a)(d)	53,749	11
rights (a)(d)	53,749	10
rights (a)(d)	53,749	8
rights (a)(d)	53,748	7
Starbucks Corp.	457,777	46,734
Sweetgreen, Inc. Class A (a)	1,335,344	11,644
Trip.com Group Ltd. ADR (a)	623,077	22,150
Yum China Holdings, Inc.	500,545	29,397
		580,927
Household Durables - 0.4%
Lennar Corp. Class A	1,440,470	139,351
Purple Innovation, Inc. (a)(b)	3,291,019	14,217
Toll Brothers, Inc.	54,600	3,273
		156,841
Internet & Direct Marketing Retail - 6.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	285,469	25,061
Amazon.com, Inc. (a)	23,481,562	2,212,668
Etsy, Inc. (a)	82,531	10,020
JD.com, Inc. sponsored ADR	80,801	3,591
Lyft, Inc. (a)	1,786,552	17,866
Ozon Holdings PLC ADR (a)(b)(d)	20,942	44
Pdd Holdings, Inc. ADR (a)	148,045	12,988
Revolve Group, Inc. (a)(b)	1,868,365	50,595
RumbleON, Inc. Class B (a)(b)	576,326	5,239
Uber Technologies, Inc. (a)	5,644,439	187,734
Vipshop Holdings Ltd. ADR (a)	1,015,078	15,115
Wayfair LLC Class A (a)(b)	3,482,340	141,000
Zomato Ltd. (a)	15,835,500	10,251
		2,692,172
Multiline Retail - 0.6%
Dollar General Corp.	287,168	62,114
Dollar Tree, Inc. (a)	256,299	37,235
Ollie's Bargain Outlet Holdings, Inc. (a)	2,148,413	123,620
Target Corp.	140,199	23,624
		246,593
Specialty Retail - 2.6%
Fanatics, Inc. Class A (a)(c)(d)	730,532	57,734
Five Below, Inc. (a)	200,665	40,996
Floor & Decor Holdings, Inc. Class A (a)	165,299	15,176
Lowe's Companies, Inc.	1,285,502	264,492
RH (a)	117,606	35,168
Ross Stores, Inc.	194,569	21,508
The Home Depot, Inc.	1,041,064	308,717
TJX Companies, Inc.	4,160,883	318,724
		1,062,515
Textiles, Apparel & Luxury Goods - 5.8%
Canada Goose Holdings, Inc. (a)(b)	1,132,476	21,288
Crocs, Inc. (a)	479,302	58,336
Deckers Outdoor Corp. (a)	597,800	248,894
Li Ning Co. Ltd.	1,560,323	13,269
lululemon athletica, Inc. (a)	4,796,803	1,483,171
NIKE, Inc. Class B	1,191,357	141,521
On Holding AG (a)(b)	4,876,110	106,641
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,958,290	309,713
Tory Burch LLC Class B (a)(c)(d)(e)	1,275,684	40,503
		2,423,336
TOTAL CONSUMER DISCRETIONARY		8,025,436
CONSUMER STAPLES - 3.2%
Beverages - 1.4%
Celsius Holdings, Inc. (a)	266,388	24,188
Keurig Dr. Pepper, Inc.	1,888,538	65,249
Monster Beverage Corp. (a)	1,315,092	133,824
PepsiCo, Inc.	630,173	109,354
The Coca-Cola Co.	4,171,532	248,248
		580,863
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	372,046	180,137
Kroger Co.	614,102	26,492
Performance Food Group Co. (a)	172,963	9,788
Sysco Corp.	354,874	26,463
Walmart, Inc.	252,031	35,821
		278,701
Food Products - 0.3%
Archer Daniels Midland Co.	40,542	3,227
Bunge Ltd.	519,050	49,569
Kellogg Co. (b)	320,145	21,110
Mondelez International, Inc.	199,893	13,029
The Hershey Co. (b)	162,164	38,647
The Real Good Food Co. LLC:
Class B (d)	616,906	0
Class B unit (f)	616,906	2,381
The Real Good Food Co., Inc. (a)	51,967	201
		128,164
Household Products - 0.3%
Church & Dwight Co., Inc.	170,691	14,300
Colgate-Palmolive Co.	282,325	20,694
Procter & Gamble Co.	642,936	88,442
		123,436
Personal Products - 0.1%
Olaplex Holdings, Inc. (a)	3,892,471	19,151
The Beauty Health Co. (a)(b)	641,680	8,092
The Beauty Health Co. (a)(c)	2,884,717	36,376
		63,619
Tobacco - 0.4%
JUUL Labs, Inc. Class A (a)(c)(d)	44,067	534
Philip Morris International, Inc.	1,637,730	159,351
		159,885
TOTAL CONSUMER STAPLES		1,334,668
ENERGY - 2.7%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	858,022	26,255
Halliburton Co.	2,629,243	95,257
Schlumberger Ltd.	1,679,232	89,352
		210,864
Oil, Gas & Consumable Fuels - 2.2%
Cameco Corp. (b)	1,488,662	40,700
Devon Energy Corp.	510,277	27,514
EOG Resources, Inc.	898,930	101,597
EQT Corp.	366,877	12,173
Hess Corp.	3,476,701	468,312
Pioneer Natural Resources Co.	342,152	68,571
Range Resources Corp.	3,148,180	84,812
Reliance Industries Ltd.	2,647,338	74,397
Valero Energy Corp.	196,543	25,891
		903,967
TOTAL ENERGY		1,114,831
FINANCIALS - 1.2%
Banks - 0.5%
Bank of America Corp.	2,422,813	83,102
HDFC Bank Ltd. sponsored ADR	1,151,110	77,861
JPMorgan Chase & Co.	259,776	37,239
Wells Fargo & Co.	89,555	4,188
		202,390
Capital Markets - 0.7%
BlackRock, Inc. Class A	116,286	80,171
Charles Schwab Corp.	2,401,496	187,125
		267,296
Consumer Finance - 0.0%
Discover Financial Services	68,605	7,684
Diversified Financial Services - 0.0%
Ant International Co. Ltd. Class C (a)(c)(d)	2,440,816	3,686
TOTAL FINANCIALS		481,056
HEALTH CARE - 14.3%
Biotechnology - 7.5%
4D Pharma PLC (a)(b)(d)	2,499,514	501
AbbVie, Inc.	376,405	57,929
Absci Corp. (a)(b)	4,060,915	8,609
ACADIA Pharmaceuticals, Inc. (a)	2,715,522	56,184
Akouos, Inc. (CVR) (d)	1,254,446	991
Alector, Inc. (a)	1,445,621	12,346
Allovir, Inc. (a)(b)	2,106,777	14,221
Alnylam Pharmaceuticals, Inc. (a)	2,052,984	393,044
Ambrx Biopharma, Inc. ADR (a)	8,410	54
Amgen, Inc.	342,720	79,395
Apellis Pharmaceuticals, Inc. (a)	152,600	9,992
Arcutis Biotherapeutics, Inc. (a)	485,368	7,853
Argenx SE ADR (a)	713,681	261,222
Arrowhead Pharmaceuticals, Inc. (a)	89,308	2,885
Ars Pharmaceuticals, Inc. (a)	1,332,937	11,890
Ascendis Pharma A/S sponsored ADR (a)	58,928	6,546
aTyr Pharma, Inc. (a)	1,779,212	3,754
Avidity Biosciences, Inc. (a)	1,172,255	27,782
Axcella Health, Inc. (a)(b)	3,192,911	1,853
Beam Therapeutics, Inc. (a)(b)	461,169	18,557
BeiGene Ltd. ADR (a)	575,743	129,329
BioNTech SE ADR	41,349	5,377
BioXcel Therapeutics, Inc. (a)(b)	1,328,613	42,409
Caris Life Sciences, Inc. (c)(d)	926,826	5,190
Century Therapeutics, Inc. (a)	1,204,775	5,434
Cerevel Therapeutics Holdings (a)	5,741,589	153,243
Codiak Biosciences, Inc. (a)	1,453,526	698
Codiak Biosciences, Inc. warrants 9/15/27 (a)	380,700	22
CRISPR Therapeutics AG (a)(b)	589,590	29,079
Cyclerion Therapeutics, Inc. (a)	435,052	283
Cyclerion Therapeutics, Inc. (a)(c)	543,695	354
Day One Biopharmaceuticals, Inc. (a)	418,190	7,703
Denali Therapeutics, Inc. (a)	224,988	6,108
Deverra Therapeutics, Inc. (a)(d)	59,780	103
Disc Medicine, Inc. (a)	11,627	291
Disc Medicine, Inc. rights (a)(d)	128,509	0
EQRx, Inc. (a)(g)	8,098,173	18,302
EQRx, Inc.:
rights (a)(d)	441,931	287
rights (a)(d)	189,399	85
Evelo Biosciences, Inc. (a)(b)	4,742,576	2,940
Foghorn Therapeutics, Inc. (a)	939,835	5,385
G1 Therapeutics, Inc. (a)(b)	329,000	1,191
Generation Bio Co. (a)	2,244,106	8,887
Geron Corp. (a)	945,300	2,628
Idorsia Ltd. (a)(b)	451,550	5,974
Immunocore Holdings PLC ADR (a)	273,238	14,987
Immunovant, Inc. (a)	1,355,458	23,680
Inhibrx, Inc. (a)(b)	489,752	11,783
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(d)	156,370	0
Invivyd, Inc. (a)(b)	4,756,104	8,276
Ionis Pharmaceuticals, Inc. (a)	6,939,129	249,115
Janux Therapeutics, Inc. (a)	487,460	8,106
Karuna Therapeutics, Inc. (a)	1,205,439	240,389
Kineta, Inc. (b)	71,409	473
Kinnate Biopharma, Inc. (a)	237,165	1,252
Legend Biotech Corp. ADR (a)	1,329,762	61,408
Lexicon Pharmaceuticals, Inc. (a)	1,772,944	3,989
Lyell Immunopharma, Inc. (a)(b)	928,066	1,995
Moderna, Inc. (a)	738,918	102,569
Monte Rosa Therapeutics, Inc. (a)	868,466	5,280
Morphic Holding, Inc. (a)	1,109,768	47,187
Nuvalent, Inc. Class A (a)	1,430,199	43,321
Omega Therapeutics, Inc. (a)	1,478,568	9,552
ORIC Pharmaceuticals, Inc. (a)(b)	956,366	4,237
Poseida Therapeutics, Inc. (a)	2,762,141	15,717
Prometheus Biosciences, Inc. (a)	150,517	18,422
Prothena Corp. PLC (a)	1,258,743	70,188
PTC Therapeutics, Inc. (a)	973,570	42,516
RAPT Therapeutics, Inc. (a)	632,600	18,630
Recursion Pharmaceuticals, Inc. (a)(b)	1,446,910	11,792
Regeneron Pharmaceuticals, Inc. (a)	258,350	196,455
Relay Therapeutics, Inc. (a)	709,782	11,463
Roivant Sciences Ltd. (a)	8,683,816	70,252
Rubius Therapeutics, Inc. (a)(b)	4,262,212	622
Sage Therapeutics, Inc. (a)	1,873,614	78,017
Saluda Medical Pty Ltd. warrants (a)(c)(d)	87,212	217
Sana Biotechnology, Inc. (a)(b)	629,667	2,311
Scholar Rock Holding Corp. (a)	1,662,034	14,260
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	167,100	608
Seagen, Inc. (a)	41,853	7,521
Seres Therapeutics, Inc. (a)	5,727,218	28,922
Shattuck Labs, Inc. (a)	1,245,990	5,881
Sigilon Therapeutics, Inc. (a)	374,436	408
SpringWorks Therapeutics, Inc. (c)	457,500	13,135
SpringWorks Therapeutics, Inc. (a)(b)	2,627,488	83,817
Synlogic, Inc. (a)	2,270,244	1,589
Tango Therapeutics, Inc. (a)	879,022	4,597
Taysha Gene Therapies, Inc. (a)	898,046	907
TG Therapeutics, Inc. (a)(b)	1,425,537	22,837
Twist Bioscience Corp. (a)(b)	722,436	14,059
Tyra Biosciences, Inc. (a)	153,870	2,033
uniQure B.V. (a)	267,671	5,610
UNITY Biotechnology, Inc. (a)(b)	238,069	1,071
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	1,954,008	240
Vaxcyte, Inc. (a)	860,099	35,238
Vera Therapeutics, Inc. (a)	814,150	6,049
Vertex Pharmaceuticals, Inc. (a)	148,561	43,126
Verve Therapeutics, Inc. (a)	411,064	7,810
Vor Biopharma, Inc. (a)	1,471,636	8,212
Zai Lab Ltd. ADR (a)	191,189	7,103
Zentalis Pharmaceuticals, Inc. (a)	674,508	12,768
		3,108,912
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	36,847	3,748
Blink Health LLC Series A1 (a)(c)(d)	173,460	7,493
DexCom, Inc. (a)	909,600	100,975
Figs, Inc. Class A (a)(b)	395,569	3,643
Insulet Corp. (a)	1,716,708	474,429
Intuitive Surgical, Inc. (a)	633,249	145,261
Novocure Ltd. (a)	4,676,012	359,913
Oddity Tech Ltd. (a)(c)(d)	10,306	4,485
Outset Medical, Inc. (a)	1,485,954	33,895
Penumbra, Inc. (a)	4,798	1,247
Presbia PLC (a)(d)(g)	1,099,338	16
PROCEPT BioRobotics Corp. (a)	1,115,921	41,791
Shockwave Medical, Inc. (a)	499,698	95,063
		1,271,959
Health Care Providers & Services - 1.1%
Alignment Healthcare, Inc. (a)	1,584,656	15,751
AmerisourceBergen Corp.	57,732	8,981
Centene Corp. (a)	46,082	3,152
Guardant Health, Inc. (a)	364,262	11,252
Humana, Inc.	216,954	107,397
McKesson Corp.	69,342	24,257
The Oncology Institute, Inc. (a)(c)	1,815,080	2,559
UnitedHealth Group, Inc.	593,980	282,699
		456,048
Health Care Technology - 0.0%
DNA Script (a)(c)(d)	463	321
DNA Script (a)(c)(d)	1,769	1,226
		1,547
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. Class B (a)(f)	2,070,040	98,368
Akoya Biosciences, Inc. (a)(b)	56,186	648
Danaher Corp.	76,049	18,824
Olink Holding AB ADR (a)	1,457,627	34,167
Seer, Inc. (a)	1,129,756	4,621
Thermo Fisher Scientific, Inc.	119,396	64,684
WuXi AppTec Co. Ltd. (H Shares) (f)	1,079,129	11,486
Wuxi Biologics (Cayman), Inc. (a)(f)	5,599,166	39,195
		271,993
Pharmaceuticals - 2.0%
Adimab LLC (a)(c)(d)(e)	3,162,765	129,389
Arvinas Holding Co. LLC (a)	174,695	5,354
Atea Pharmaceuticals, Inc. (a)	2,960,727	10,481
Bristol-Myers Squibb Co.	336,524	23,207
DICE Therapeutics, Inc. (a)	265,060	7,909
Dragonfly Therapeutics, Inc. (a)(c)(d)	481,725	6,966
Eli Lilly & Co.	689,692	214,646
Fulcrum Therapeutics, Inc. (a)	1,332,590	8,049
GH Research PLC (a)	810,011	7,760
Hansoh Pharmaceutical Group Co. Ltd. (f)	1,420,923	2,552
Harmony Biosciences Holdings, Inc. (a)(b)	1,783,494	78,527
Intra-Cellular Therapies, Inc. (a)	2,964,691	145,359
Merck & Co., Inc.	74,400	7,904
Novo Nordisk A/S Series B sponsored ADR	513,466	72,394
Nuvation Bio, Inc. (a)	5,429,362	10,533
OptiNose, Inc. (a)	4,781,393	8,607
OptiNose, Inc. warrants (a)	720,944	474
Pfizer, Inc.	84,400	3,424
Pharvaris BV (a)	132,240	1,099
Pliant Therapeutics, Inc. (a)	1,344,808	42,846
Sienna Biopharmaceuticals, Inc. (a)	1,453,029	0
Skyhawk Therapeutics, Inc. (a)(c)(d)	603,195	6,931
Theravance Biopharma, Inc. (a)	557,150	6,017
UCB SA	95,588	8,228
Ventyx Biosciences, Inc. (a)	273,600	11,833
		820,489
TOTAL HEALTH CARE		5,930,948
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.3%
AeroVironment, Inc. (a)	61,544	5,277
Lockheed Martin Corp.	197,637	93,731
Raytheon Technologies Corp.	440,328	43,192
Space Exploration Technologies Corp. Class A (a)(c)(d)	4,182,100	322,022
The Boeing Co. (a)	298,137	60,090
		524,312
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	2,969,100	12,416
United Parcel Service, Inc. Class B	240,146	43,824
		56,240
Airlines - 0.7%
Delta Air Lines, Inc. (a)	1,777,178	68,137
Ryanair Holdings PLC sponsored ADR (a)	23,068	2,140
Southwest Airlines Co.	2,311,881	77,633
Spirit Airlines, Inc.	1,699,799	31,140
United Airlines Holdings, Inc. (a)	1,136,288	59,042
Wheels Up Experience, Inc. (a)(c)	166,281	185
Wheels Up Experience, Inc.:
rights (a)(d)	80,890	12
rights (a)(d)	80,889	18
rights (a)(d)	80,889	15
Wizz Air Holdings PLC (a)(f)	2,024,895	62,840
		301,162
Construction & Engineering - 0.2%
Fluor Corp. (a)	1,289,390	47,282
MasTec, Inc. (a)(b)	146,985	14,363
Quanta Services, Inc.	116,224	18,759
		80,404
Electrical Equipment - 0.3%
Eaton Corp. PLC	201,022	35,165
Emerson Electric Co.	553,665	45,794
Fluence Energy, Inc. (a)(b)	98,650	1,842
Generac Holdings, Inc. (a)	302,595	36,314
Nextracker, Inc. Class A (b)	171,850	5,231
NuScale Power Corp. (a)(b)	703,514	7,281
		131,627
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	91,699	17,559
Machinery - 0.7%
Caterpillar, Inc.	309,235	74,077
Deere & Co.	294,842	123,610
Fortive Corp.	95,893	6,392
Illinois Tool Works, Inc.	138,754	32,352
Ingersoll Rand, Inc.	220,438	12,801
Xylem, Inc. (b)	535,588	54,978
		304,210
Professional Services - 0.0%
LegalZoom.com, Inc. (a)(b)	410,038	3,350
Road & Rail - 1.4%
Avis Budget Group, Inc. (a)	1,734,841	381,075
Bird Global, Inc. (a)(c)	942,427	191
Bird Global, Inc.:
Class A (a)	1,473,752	298
Stage 1 rights (a)(d)	133,323	0
Stage 2 rights (a)(d)	133,322	0
Stage 3 rights (a)(d)	133,322	0
CSX Corp.	127,234	3,879
Hertz Global Holdings, Inc. (a)	1,604,284	29,695
Union Pacific Corp.	876,680	181,718
		596,856
TOTAL INDUSTRIALS		2,015,720
INFORMATION TECHNOLOGY - 42.0%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	351,622	48,770
Ciena Corp. (a)	2,709,980	130,675
Infinera Corp. (a)(b)	10,666,080	75,409
		254,854
Electronic Equipment & Components - 0.0%
Coherent Corp. (a)	352,215	15,191
TE Connectivity Ltd.	12,317	1,568
		16,759
IT Services - 3.8%
Accenture PLC Class A	311,037	82,596
Block, Inc. Class A (a)	104,732	8,036
Cloudflare, Inc. (a)	3,913,990	234,879
IBM Corp.	335,958	43,439
MasterCard, Inc. Class A	1,176,865	418,128
MongoDB, Inc. Class A (a)	24,011	5,031
Okta, Inc. (a)	290,352	20,699
PayPal Holdings, Inc. (a)	406,338	29,906
Shopify, Inc. Class A (a)	1,403,225	57,774
Snowflake, Inc. (a)	211,589	32,665
Toast, Inc. (a)	5,199,335	98,371
Twilio, Inc. Class A (a)	14,400	968
Visa, Inc. Class A	2,392,233	526,148
X Holdings I, Inc. (c)(d)	9,028	3,299
		1,561,939
Semiconductors & Semiconductor Equipment - 14.0%
Advanced Micro Devices, Inc. (a)	2,289,378	179,899
Allegro MicroSystems LLC (a)	16,800	734
Applied Materials, Inc.	1,338,697	155,490
ASML Holding NV	44,580	27,538
Broadcom, Inc.	118,346	70,332
Cirrus Logic, Inc. (a)	1,467,175	150,752
Enphase Energy, Inc. (a)	223,264	47,004
First Solar, Inc. (a)(b)	554,417	93,774
GlobalFoundries, Inc. (a)	162,105	10,592
KLA Corp.	174,509	66,205
Lam Research Corp.	40,388	19,629
Lattice Semiconductor Corp. (a)	141,487	12,021
Marvell Technology, Inc.	2,757,111	124,484
Micron Technology, Inc.	328,789	19,011
Monolithic Power Systems, Inc.	89,298	43,246
NVIDIA Corp.	18,178,629	4,220,351
onsemi (a)	386,991	29,957
Qualcomm, Inc.	451,702	55,799
Silicon Laboratories, Inc. (a)(g)	1,670,333	298,205
SiTime Corp. (a)	491,021	60,960
SolarEdge Technologies, Inc. (a)	28,652	9,109
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	273,282	23,795
Teradyne, Inc.	212,437	21,486
Texas Instruments, Inc.	420,833	72,152
Wolfspeed, Inc. (a)(b)	368,384	27,253
		5,839,778
Software - 10.9%
Adobe, Inc. (a)	569,637	184,534
Atlassian Corp. PLC (a)	23,344	3,836
Autodesk, Inc. (a)	342,908	68,132
Bill Holdings, Inc. (a)	33,302	2,818
Clear Secure, Inc. (b)	2,344	72
Crowdstrike Holdings, Inc. (a)	250,553	30,239
Datadog, Inc. Class A (a)	95,782	7,329
Elastic NV (a)	166,597	9,833
HubSpot, Inc. (a)	115,655	44,742
Intuit, Inc.	223,907	91,170
Microsoft Corp.	10,245,980	2,555,552
Nutanix, Inc. Class A (a)(g)	11,766,115	332,393
Oracle Corp.	3,499,894	305,891
Paycom Software, Inc. (a)	48,442	14,003
Paylocity Holding Corp. (a)	76,786	14,790
Pine Labs Private Ltd. (a)(c)(d)	4,120	2,234
RingCentral, Inc. (a)	152,524	5,039
Salesforce.com, Inc. (a)	3,810,184	623,384
Samsara, Inc. (a)(b)	205,219	3,419
SentinelOne, Inc. (a)(b)	241,930	3,868
ServiceNow, Inc. (a)	176,195	76,146
Stripe, Inc. Class B (a)(c)(d)	205,500	4,453
UiPath, Inc. Class A (a)	3,625,668	53,805
Workday, Inc. Class A (a)	91,636	16,996
Zoom Video Communications, Inc. Class A (a)	407,453	30,392
Zscaler, Inc. (a)	229,480	30,096
		4,515,166
Technology Hardware, Storage & Peripherals - 12.7%
Apple, Inc.	33,108,224	4,880,487
Pure Storage, Inc. Class A (a)	12,641,447	360,787
Samsung Electronics Co. Ltd.	412,305	18,911
		5,260,185
TOTAL INFORMATION TECHNOLOGY		17,448,681
MATERIALS - 1.4%
Chemicals - 0.7%
Albemarle Corp.	101,347	25,774
CF Industries Holdings, Inc.	974,462	83,697
Cibus Corp. Series C (a)(c)(d)(e)	8,770,694	17,541
Corteva, Inc.	1,767,312	110,086
DuPont de Nemours, Inc.	491,348	35,883
The Mosaic Co.	772,088	41,067
		314,048
Containers & Packaging - 0.0%
Sealed Air Corp.	196,376	9,548
Metals & Mining - 0.7%
Barrick Gold Corp. (Canada)	197,754	3,196
Freeport-McMoRan, Inc.	5,710,609	233,964
Rio Tinto PLC sponsored ADR (b)	585,578	40,832
		277,992
TOTAL MATERIALS		601,588
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	218,787	43,322
Equinix, Inc.	19,320	13,297
		56,619
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	335,247	28,543
TOTAL REAL ESTATE		85,162
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (f)	263,861	22,967
TOTAL COMMON STOCKS (Cost $17,214,625)		40,376,525

Preferred Stocks - 2.6%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.5%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	403,450	80,198
Reddit, Inc.:
Series B(a)(c)(d)	384,303	14,642
Series E(a)(c)(d)	24,203	922
Series F(a)(c)(d)	114,996	4,381
		100,143
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	154,174	590
Series C(a)(c)(d)	606,658	2,324
Series D(a)(c)(d)	1,071,300	4,103
		7,017
Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(c)(d)	7,000	2,361
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(e)	82,137	22,198
		24,559
Internet & Direct Marketing Retail - 0.1%
Instacart, Inc.:
Series H(a)(c)(d)	72,310	2,860
Series I(a)(c)(d)	32,756	1,295
Meesho Series F (a)(c)(d)	309,354	24,130
		28,285
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(c)(d)	900,884	7,018
Series D(a)(c)(d)	502,404	4,105
Laronde, Inc. Series B (a)(c)(d)	344,496	6,470
		17,593
TOTAL CONSUMER DISCRETIONARY		77,454

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
GoBrands, Inc.:
Series G(a)(c)(d)	125,688	16,836
Series H(a)(c)(d)	104,311	13,972
		30,808
Food Products - 0.0%
AgBiome LLC:
Series C(a)(c)(d)	1,060,308	7,093
Series D(a)(c)(d)	852,431	5,635
Bowery Farming, Inc. Series C1 (a)(c)(d)	130,916	2,659
		15,387
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	22,033	267

TOTAL CONSUMER STAPLES		46,462

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(c)(d)	416,094	4,506
Series C(a)(c)(d)	559,977	6,065
Series D1(c)(d)	754,242	8,168
Series D2(c)(d)	138,091	1,496
		20,235
HEALTH CARE - 0.9%
Biotechnology - 0.7%
Altos Labs, Inc. Series B (c)(d)	485,428	9,295
Ankyra Therapeutics Series B (a)(c)(d)	1,356,730	5,359
Apogee Therapeutics Series B (c)(d)	1,648,084	5,446
Asimov, Inc. Series B (a)(c)(d)	82,174	4,185
Bright Peak Therapeutics AG Series B (a)(c)(d)	1,272,915	3,717
Caris Life Sciences, Inc. Series D (a)(c)(d)	1,235,035	6,916
Castle Creek Biosciences, Inc.:
Series D1(c)(d)	19,720	4,018
Series D2(c)(d)	6,341	1,292
Cleerly, Inc. Series C (c)(d)	983,054	11,423
Deep Genomics, Inc. Series C (a)(c)(d)	682,293	6,843
Dianthus Therapeutics, Inc. Series A (c)(d)	1,162,827	4,942
Element Biosciences, Inc.:
Series B(a)(c)(d)	1,096,312	18,034
Series C(a)(c)(d)	480,109	7,898
ElevateBio LLC Series C (a)(c)(d)	1,534,100	4,878
Fog Pharmaceuticals, Inc. Series D (c)(d)	883,504	9,509
Generate Biomedicines Series B (a)(c)(d)	820,747	6,812
Inscripta, Inc.:
Series D(a)(c)(d)	1,690,173	7,149
Series E(a)(c)(d)	1,086,476	4,596
Intarcia Therapeutics, Inc.:
Series CC(a)(c)(d)	1,051,411	0
Series DD(a)(c)(d)	1,543,687	0
Korro Bio, Inc.:
Series B1(a)(c)(d)	1,436,500	3,088
Series B2(a)(c)(d)	1,348,657	2,967
LifeMine Therapeutics, Inc. Series C (c)(d)	7,794,524	13,640
National Resilience, Inc.:
Series B(a)(c)(d)	1,277,345	77,573
Series C(a)(c)(d)	379,000	23,017
Odyssey Therapeutics, Inc. Series B (c)(d)	1,298,749	8,883
Quell Therapeutics Ltd. Series B (a)(c)(d)	3,870,630	5,264
SalioGen Therapeutics, Inc. Series B (a)(c)(d)	51,683	3,856
Saluda Medical Pty Ltd. Series D (a)(c)(d)	581,414	6,727
Sonoma Biotherapeutics, Inc.:
Series B(a)(c)(d)	2,497,760	3,921
Series B1(a)(c)(d)	1,332,116	2,558
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	995,165	3,911
Treeline Biosciences:
Series A(a)(c)(d)	1,347,260	11,034
Series A1(c)(d)	464,216	3,895
		292,646
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(c)(d)	927,374	40,063
Kardium, Inc. Series D6 (a)(c)(d)	5,899,008	5,840
		45,903
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (a)(c)(d)	2,899,016	2,638
Conformal Medical, Inc. Series C (a)(c)(d)	1,067,180	3,799
Scorpion Therapeutics, Inc. Series B (a)(c)(d)	1,325,354	2,054
		8,491
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(c)(d)	101,470	5,412
Series E1(c)(d)	66,006	3,521
DNA Script:
Series B(a)(c)(d)	22	15
Series C(a)(c)(d)	10,882	7,542
Omada Health, Inc. Series E (a)(c)(d)	2,558,060	9,158
PrognomIQ, Inc.:
Series A5(a)(c)(d)	372,687	611
Series B(a)(c)(d)	1,111,446	2,590
Series C(c)(d)	290,995	774
Wugen, Inc. Series B (a)(c)(d)	493,529	2,631
		32,254
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(c)(d)	16,803	3,722
Series C(a)(c)(d)	13,100	2,902
Galvanize Therapeutics Series B (c)(d)	4,342,265	7,338
Nohla Therapeutics, Inc. Series B (a)(c)(d)	9,124,200	0
		13,962
TOTAL HEALTH CARE		393,256

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	166,533

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(c)(d)	54,111	4,119
Series B, 6.00%(c)(d)	71,156	5,581
		9,700
TOTAL INDUSTRIALS		176,233

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	4,067,736	2,400
Menlo Micro, Inc. Series C (c)(d)	4,423,488	4,114
		6,514
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	923,523	29

Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (c)(d)	190,608	3,402
Astera Labs, Inc.:
Series A(c)(d)	316,595	2,815
Series B(c)(d)	53,906	479
Series C(a)(c)(d)	1,811,000	16,100
Series D(c)(d)	1,074,629	9,553
GaN Systems, Inc.:
Series F1(a)(c)(d)	287,190	3,228
Series F2(a)(c)(d)	151,648	1,705
SiMa.ai:
Series B(a)(c)(d)	1,596,216	10,296
Series B1(c)(d)	106,922	799
Xsight Labs Ltd. Series D (a)(c)(d)	787,863	5,728
		54,105
Software - 0.2%
Bolt Technology OU Series E (a)(c)(d)	72,621	9,085
Databricks, Inc.:
Series G(a)(c)(d)	250,296	13,303
Series H(a)(c)(d)	273,171	14,519
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	28,613
Evozyne LLC Series A (a)(c)(d)	444,700	6,933
Skyryse, Inc. Series B (a)(c)(d)	568,445	11,426
Stripe, Inc. Series H (a)(c)(d)	88,200	1,911
Tenstorrent, Inc. Series C1 (a)(c)(d)	92,100	5,180
		90,970
TOTAL INFORMATION TECHNOLOGY		151,618

MATERIALS - 0.2%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(c)(d)	186,833	8,635

Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (a)(c)(d)	1,704,625	60,463

TOTAL MATERIALS		69,098

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(c)(d)	80,057	2,362

TOTAL CONVERTIBLE PREFERRED STOCKS		1,036,861
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(c)(d)	17,893,728	465
Waymo LLC Series A2 (a)(c)(d)	44,767	2,299
		2,764
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)(d)	604,608	20,242

TOTAL CONSUMER DISCRETIONARY		23,006

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	46,864	10,142
Faraday Pharmaceuticals, Inc. Series B (a)(c)(d)	641,437	712
		10,854
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	9,846	5,340
Series A(a)(c)(d)	2,460	1,334
Series B(a)(c)(d)	2,677	1,452
Series B2(a)(c)(d)	2,165	1,174
Series C(a)(c)(d)	4,028	2,185
Series C1(a)(c)(d)	848	460
Series D(a)(c)(d)	907	492
		12,437
TOTAL NONCONVERTIBLE PREFERRED STOCKS		46,297
TOTAL PREFERRED STOCKS (Cost $971,056)		1,083,158

Convertible Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(i)	7,804	7,326
4% 5/22/27 (c)(d)	3,596	3,762
4% 6/12/27 (c)(d)	743	777
(Cost $12,143)		11,865

Preferred Securities - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/23 (c)(d)(j)	13,682	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (c)(d)(k)	8,368	8,150
TOTAL HEALTH CARE		8,150
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(k)	6,731	8,367
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(k)	5,120	4,844
TOTAL INFORMATION TECHNOLOGY		13,211
TOTAL PREFERRED SECURITIES (Cost $33,901)		21,361

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (l)	89,381,434	89,399
Fidelity Securities Lending Cash Central Fund 4.63% (l)(m)	404,995,297	405,036
TOTAL MONEY MARKET FUNDS (Cost $494,431)		494,435

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $18,726,156)	41,987,344
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(407,372)
NET ASSETS - 100.0%	41,579,972

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,827,226,000 or 4.4% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,789,000 or 0.6% of net assets.

(g)	Affiliated company
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	48,038

AgBiome LLC Series C	6/29/18	6,716

AgBiome LLC Series D	9/03/21	5,053

Aledade, Inc. Series B1	5/07/21	3,885

Aledade, Inc. Series E1	5/20/22	3,288

Alif Semiconductor Series C	3/08/22	3,869

Altos Labs, Inc. Series B	7/22/22	9,295

Ankyra Therapeutics Series B	8/26/21	7,641

Ant International Co. Ltd. Class C	5/16/18	9,303

Apogee Therapeutics Series B	11/15/22	5,446

AppNexus, Inc. Series E (Escrow)	8/01/14	0

Asimov, Inc. Series B	10/29/21	7,616

Astera Labs, Inc. Series A	5/17/22	3,220

Astera Labs, Inc. Series B	5/17/22	548

Astera Labs, Inc. Series C	8/24/21	6,088

Astera Labs, Inc. Series D	5/17/22	10,928

Beta Technologies, Inc. Series A	4/09/21	3,965

Beta Technologies, Inc. Series B, 6.00%	4/04/22	7,341

Bird Global, Inc.	5/11/21	9,424

Blink Health LLC Series A1	12/30/20	4,699

Blink Health LLC Series C	11/07/19 - 7/14/21	35,402

Bolt Technology OU Series E	1/03/22	18,867

Boundless Bio, Inc. Series B	4/23/21	3,914

Bowery Farming, Inc. Series C1	5/18/21	7,888

Bright Peak Therapeutics AG Series B	5/14/21	4,972

ByteDance Ltd. Series E1	11/18/20	44,208

Caris Life Sciences, Inc.	10/06/22	5,190

Caris Life Sciences, Inc. Series D	5/11/21	10,004

Castle Creek Biosciences, Inc. Series D1	4/19/22	4,240

Castle Creek Biosciences, Inc. Series D2	6/28/21	1,087

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	15,506

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	6,920

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	5,395

Cibus Corp. Series C	2/16/18 - 12/02/22	15,840

Circle Internet Financial Ltd. Series E	5/11/21	9,813

Cleerly, Inc. Series C	7/08/22	11,581

Conformal Medical, Inc. Series C	7/24/20	3,913

Cyclerion Therapeutics, Inc.	4/02/19	8,052

Databricks, Inc. Series G	2/01/21	14,798

Databricks, Inc. Series H	8/31/21	20,074

Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617

Deep Genomics, Inc. Series C	7/21/21	9,894

Diamond Foundry, Inc. Series C	3/15/21	40,911

Dianthus Therapeutics, Inc. Series A	4/06/22	5,054

Discord, Inc. Series I	9/15/21	3,854

DNA Script	12/17/21	1,788

DNA Script Series B	12/17/21	18

DNA Script Series C	10/01/21	9,466

Dragonfly Therapeutics, Inc.	12/19/19	12,746

Element Biosciences, Inc. Series B	12/13/19	5,745

Element Biosciences, Inc. Series C	6/21/21	9,869

ElevateBio LLC Series C	3/09/21	6,436

Enevate Corp. Series E	1/29/21	4,510

Epic Games, Inc.	7/13/20 - 7/30/20	29,786

Evozyne LLC Series A	4/09/21	9,992

Fanatics, Inc. Class A	8/13/20 - 10/24/22	21,636

Faraday Pharmaceuticals, Inc. Series B	12/30/19	843

Farmers Business Network, Inc. Series G	9/15/21	11,613

Fog Pharmaceuticals, Inc. Series D	11/17/22	9,509

Freenome, Inc. Series C	8/14/20	5,958

Freenome, Inc. Series D	11/22/21	3,789

Galvanize Therapeutics Series B	3/29/22	7,518

GaN Systems, Inc. Series F1	11/30/21	2,435

GaN Systems, Inc. Series F2	11/30/21	1,286

GaN Systems, Inc. 0%	11/30/21	6,731

Generate Biomedicines Series B	11/02/21	9,726

GoBrands, Inc. Series G	3/02/21	31,386

GoBrands, Inc. Series H	7/22/21	40,524

Inscripta, Inc. Series D	11/13/20	7,724

Inscripta, Inc. Series E	3/30/21	9,594

Instacart, Inc. Series H	11/13/20	4,339

Instacart, Inc. Series I	2/26/21	4,095

Intarcia Therapeutics, Inc. Series CC	11/14/12	14,331

Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000

Intarcia Therapeutics, Inc. 6% 7/18/23	2/26/19	13,682

JUUL Labs, Inc. Class A	7/06/18	1,299

JUUL Labs, Inc. Series E	7/06/18	650

Kardium, Inc. Series D6	12/30/20	5,992

Kardium, Inc. 0%	12/30/20	8,368

Korro Bio, Inc. Series B1	12/17/21	3,749

Korro Bio, Inc. Series B2	12/17/21	3,749

Laronde, Inc. Series B	8/13/21	9,646

LifeMine Therapeutics, Inc. Series C	2/15/22	15,874

Meesho Series F	9/21/21	23,719

Menlo Micro, Inc. Series C	2/09/22	5,863

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	11,535

National Resilience, Inc. Series B	12/01/20	17,449

National Resilience, Inc. Series C	6/28/21	16,831

Neutron Holdings, Inc.	2/04/21	15

Neutron Holdings, Inc. Series 1D	1/25/19	4,339

Neutron Holdings, Inc. 4% 10/27/25	10/29/21 - 10/27/22	7,804

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743

Nohla Therapeutics, Inc. Series B	5/01/18	3,199

Oddity Tech Ltd.	1/06/22	4,436

Odyssey Therapeutics, Inc. Series B	9/30/22	8,203

Omada Health, Inc. Series E	12/22/21	15,336

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	8,168

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	1,190

Pine Labs Private Ltd.	6/30/21	1,536

Pine Labs Private Ltd. Series 1	6/30/21	3,671

Pine Labs Private Ltd. Series A	6/30/21	917

Pine Labs Private Ltd. Series B	6/30/21	998

Pine Labs Private Ltd. Series B2	6/30/21	807

Pine Labs Private Ltd. Series C	6/30/21	1,502

Pine Labs Private Ltd. Series C1	6/30/21	316

Pine Labs Private Ltd. Series D	6/30/21	338

PrognomIQ, Inc. Series A5	8/20/20	225

PrognomIQ, Inc. Series B	9/11/20	2,540

PrognomIQ, Inc. Series C	2/16/22	890

Quell Therapeutics Ltd. Series B	11/24/21	7,315

Rad Power Bikes, Inc.	1/21/21	5,705

Rad Power Bikes, Inc. Series A	1/21/21	744

Rad Power Bikes, Inc. Series C	1/21/21	2,926

Rad Power Bikes, Inc. Series D	9/17/21	10,267

Reddit, Inc. Series B	7/26/17	5,456

Reddit, Inc. Series E	5/18/21	1,028

Reddit, Inc. Series F	8/11/21	7,106

Redwood Materials Series C	5/28/21	3,795

SalioGen Therapeutics, Inc. Series B	12/10/21	5,471

Saluda Medical Pty Ltd. Series D	1/20/22	7,416

Saluda Medical Pty Ltd. warrants	1/20/22	0

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	3,207

SiMa.ai Series B	5/10/21	8,184

SiMa.ai Series B1	4/25/22	758

Skyhawk Therapeutics, Inc.	5/21/21	9,904

Skyryse, Inc. Series B	10/21/21	14,029

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949

Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	38,201

Space Exploration Technologies Corp. Series G	1/20/15	16,753

SpringWorks Therapeutics, Inc.	9/07/22	11,900

Stripe, Inc. Class B	5/18/21	8,246

Stripe, Inc. Series H	3/15/21	3,539

T-Knife Therapeutics, Inc. Series B	6/30/21	5,741

Tenstorrent, Inc. Series C1	4/23/21	5,476

Tenstorrent, Inc. 0%	4/23/21	5,120

The Beauty Health Co.	12/08/20	28,847

The Oncology Institute, Inc.	6/28/21	18,151

Tory Burch LLC Class B	12/31/12 - 5/14/15	83,056

Treeline Biosciences Series A	7/30/21 - 10/27/22	10,545

Treeline Biosciences Series A1	10/27/22	3,997

Waymo LLC Series A2	5/08/20	3,844

Wheels Up Experience, Inc.	2/01/21	1,663

Wugen, Inc. Series B	7/09/21	3,827

X Holdings I, Inc.	10/27/21	8,414

Xsight Labs Ltd. Series D	2/16/21	6,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	93,313	597,286	601,200	827	-	-	89,399	0.2%
Fidelity Securities Lending Cash Central Fund 4.63%	302,714	630,240	527,918	419	-	-	405,036	1.3%
Total	396,027	1,227,526	1,129,118	1,246	-	-	494,435

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
EQRx, Inc.	24,324	4,201	218	-	(69)	(9,936)	18,302
Kineta, Inc.	1,011	-	68	802	(670)	200	-
Nutanix, Inc. Class A	336,414	872	4,776	-	1,000	(1,117)	332,393
Presbia PLC	16	-	-	-	-	-	16
Silicon Laboratories, Inc.	246,398	-	3,275	-	2,029	53,053	298,205
Total	608,163	5,073	8,337	802	2,290	42,200	648,916

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.